Stockholder's Equity/Issued Capital (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stockholder's Equity/Issued Capital [Abstract]
Schedule of Consolidated Financial Statements	All references in these consolidated financial statements to the Company’s outstanding common stock, including per share information, have been retrospectively adjusted to reflect this re-domiciliation.
	For the nine months ended March 31,		For the three months ended March 31,
	2024 $	2024 No, of shares	2024 $	2024 No, of shares
	(in thousands, expect per share data)
Opening balance	2	15,873,113	2	15,873,113
Closing balance	2	15,873,113	2	15,873,113
	For the nine months ended March 31,		For the three months ended March 31,
	2023 $	2023 No, of shares	2023 $	2023 No, of shares
	(in thousands, except per share data)
Opening balance	1	12,926,349	2	15,873,092
Issues of new shares – placements[1]	-	634,146	-	-
Issues of new shares – acquisition[2]	1	2,181,695	-	-
Issues of new shares – employees and directors	-	-	-	-
Exercise of options	-	21	-	21
Shares in lieu of advisor fees[3]	-	130,902	-	-
Share issue costs	-	-	-	-
Closing balance	2	15,873,113	2	15,873,113
[1]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[2]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[3]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
All references in these consolidated financial statements to the Company’s outstanding common stock, including per share information, have been retrospectively adjusted to reflect this Re-domiciliation.
	For the year ended, June 30, 2023
	$	No. of shares
	(in thousands, except per share data)
Opening balance	2	15,873,113
Closing balance	2	15,873,113
	For the year ended June 30, 2023
	$	No. of shares
Opening balance	1	12,926,349
Issues of new shares – placements[1]	-	634,146

Issues of new shares – acquisition[2]	1	2,181,695
Issues of new shares – employees and directors	-	-

Exercise of options	-	21
Shares in lieu of advisor fees[3]	-	130,902
Share issue costs	-	-
Closing balance	2	15,873,113
[1]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[2]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[3]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.